Segment Information (Details)	6 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Reportable segment	one
Segment measurement	The measure of profit or loss for this reportable segment are the same as the amounts presented on the face of the Consolidated Statement of Profit or loss and Other Comprehensive Loss.